Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of financial assets and liabilities and other fair value measurements on a recurring basis
’s financial assets and liabilities and other fair value measurements made on a recurring basis by fair value hierarchy level are as follows:

	December 31, 2014			December 31, 2013
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(millions)
Assets:
Cash equivalents	$74	$—	$74	$16	$—	$16
Restricted cash equivalents	30	—	30	3	—	3
Interest rate swaps	—	2	2	—	14	14
Total assets	$104	$2	$106	$19	$14	$33
Liabilities:
Interest rate swaps	$—	$11	$11	$—	$2	$2
Total liabilities	$—	$11	$11	$—	$2	$2

Schedule of other financial instrument, carrying amounts and estimated fair values
The carrying amounts and estimated fair values of other financial instruments, excluding assets and liabilities which are recorded at fair value and disclosed above, are as follows:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(millions)
Notes receivable(a)	$20	$20	$4	$4
Long-term debt, including current maturities(b)	$1,933	$2,008	$1,905	$1,921
____________________

(a)
Primarily classified as held to maturity. Fair value approximates carrying amount as they bear interest primarily at variable rates and have long-term maturities (Level 2) and are included in other assets on the consolidated balance sheet.

(b)	Fair value is estimated based on the borrowing rates as of each date for similar issues of debt with similar remaining maturities (Level 2).